Financial Instrument Risk Management - Fair Value of Derivative Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets (Notes 5 and 6)	$ 2,183	$ 2,095	$ 1,583
Derivative liabilities	(1,311)	(2,351)	$ (1,392)
Measured at fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(1,311)	(2,351)
Measured at fair value | Under 1 Year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(115)	(379)
Measured at fair value | 1 to 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(137)	(196)
Measured at fair value | Over 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(1,059)	(1,776)
Measured at fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets (Notes 5 and 6)	2,183	2,095
Measured at fair value | Under 1 Year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets (Notes 5 and 6)	337	167
Measured at fair value | 1 to 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets (Notes 5 and 6)	266	351
Measured at fair value | Over 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets (Notes 5 and 6)	$ 1,580	$ 1,577